Document and Entity Information	Oct. 05, 2026
Cover [Abstract]
Entity Registrant Name	GEO GROUP INC
Amendment Flag	false
Entity Central Index Key	0000923796
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Incorporation State Country Code	FL
Entity File Number	1-14260
Entity Tax Identification Number	65-0043078
Entity Address, Address Line One	4955 Technology Way
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	893-0101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	GEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false